Marketable Securities	12 Months Ended
Mar. 31, 2019
Marketable Securities [Abstract]
Marketable Securities

3. Marketable Securities

The Company acquired equity securities listed in Hong Kong and Australian Securities Exchange.

	March 31,
	2018	2019

Cost	$15,473	$21,746

Market value	$17,282	$24,446

Unrealized gain for the years ended March 31, 2017, 2018 and 2019 were $1,999, $1,401 and $891, respectively.

Net proceeds from sale of marketable securities for the years ended March 31, 2017, 2018 and 2019 were $920, $6,580 and $7,210 respectively and realized gain from sales of marketable securities for the years ended March 31, 2017, 2018 and 2019 were $69, $609 and $746, respectively. For the purposes of determining realized gains and losses, the cost of securities sold was determined based on the average cost method.

The marketable securities were classified as Level 1 of the hierarchy established under ASC No. 820 because the valuations were based on quoted prices for identical securities in active markets.